Right-of-use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets, net and lease liability
Operating lease commitments by lessor	$ 1,674,657	$ 3,114,895	$ 1,776,360
Contingent rental income	495,886	448,863	414,934
Less than one year
Right-of-use assets, net and lease liability
Operating lease commitments by lessor	424,072	765,919	668,636
Greater than 1 year and less than 5 years
Right-of-use assets, net and lease liability
Operating lease commitments by lessor	889,748	1,685,744	738,435
Greater than 5 years
Right-of-use assets, net and lease liability
Operating lease commitments by lessor	$ 360,837	$ 663,232	$ 369,289